Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 695,000
Previously Paid Amount	0.00
Total Fee Amount	106.40
Total Offset Amount	0.00
Net Fee	106.40
Narrative - Max Aggregate Offering Price	$ 695,000
Final Prospectus	true